RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Gross receivables	$ 12,763,381	$ 10,854,596	$ 11,185,137	$ 9,493,222
Retail
Financing receivable, recorded investment
Gross receivables	8,157,358	7,363,384	6,963,049	6,258,289
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,543,522	4,038,596		3,195,785
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,172,276	1,994,248		1,837,604
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,222,373	1,124,612		999,950
Retail | Silver
Financing receivable, recorded investment
Gross receivables	194,737	185,712		197,108
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	24,450	20,216		27,842
Wholesale
Financing receivable, recorded investment
Gross receivables	4,318,968	3,265,173	3,907,828	2,972,116
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,493,088	1,873,495		1,662,920
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,406,960	967,849		897,914
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	243,178	245,652		287,793
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	$ 175,742	$ 178,177		$ 123,489